Prepaid Expenses and Other Current Assets	6 Months Ended
Mar. 31, 2026
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets

Note 5 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of March 31, 2026 and September 30, 2025:

	March 31, 2026	September 30, 2025
Insurance premium	$30,886	$83,833
Deposit on asset	—	10,000
Prepaid consulting fees	400,000	50,000
Other prepaid expenses	66,088	261
Legal retainer	85,000	35,000
Other current assets	28,568	6,525
Due from underwriters	3,930	3,930
Total	$614,472	$189,549